Consolidated Statements Of Stockholder's Equity And Comprehensive Income (Loss) (Parenthetical) (USD $) In Millions, except Per Share data	2 Months Ended	10 Months Ended	12 Months Ended
	May 01, 2011	Mar. 07, 2011	May 02, 2010	May 03, 2009
Consolidated Statements Of Stockholder's Equity And Comprehensive Income (Loss)
Gain (Loss) on cash flow hedging instruments, tax		$ 1.6	$ 14.5	$ 9.5
Pension liability adjustment, tax	3.2	2.0	25.6	19.6
Dividends declared, per share		$ 0.27	$ 0.2	$ 0.16
Adoption of new benefit plan guidance, tax				$ 0.5